Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Oil and natural gas revenues, net of royalties (Note 7)	$ 56,856	$ 58,524
Other income	565	127
Total revenue	57,421	58,651
Expenses
Production and operating expenses	9,243	8,233
Depletion, depreciation and amortization (Notes 9,10)	17,038	15,892
General and administrative expenses	5,695	5,636
Stock based compensation (Note 15)	1,744	1,075
Total expenses	33,720	30,836
Finance income
Realized gain on risk management contracts (Note 6)	189
Interest income	31	2
Unrealized gain on risk management contracts (Note 6)		336
Total finance income	220	338
Finance expense
Interest on loans and borrowings	3,291	3,382
Realized loss on risk management contracts (Note 6)		616
Unrealized loss on risk management contracts (Note 6)	32
Accretion	107	90
Interest on lease liability	143	82
Foreign exchange loss	3	4
Total finance expense	3,576	4,174
Net income before income taxes	20,345	23,979
Income tax expense (Note 11)	(4,868)	(5,864)
Net income and comprehensive income	$ 15,477	$ 18,115
Basic net income per share (Note 13)	$ 0.44	$ 0.51
Diluted net income per share (Note 13)	$ 0.43	$ 0.50